Intangible Assets, Net (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)
Intangible Assets, Net (Textual)
Amortization expense	$ 161,019		$ 39,361
Payments of land use right for construction	$ 8,300,000	¥ 55,131,750